Schedule of components of trade receivables aging (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 1,140,120	$ 1,040,542
Less than one month [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	15,415	96,741
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	82,452	20,412
Later than three months [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	67,165
Current [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 165,032	$ 117,153